Income taxes (Details 2) - KRW (₩) ₩ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Profit before income tax		₩ (207,674,801)	₩ (4,311,845)	₩ 3,553,129
Tax at the statutory income tax rate		(10,535,806)	(844,871)	720,604
Adjustments:
Tax-exempt income		(1,857)	(408)	(92)
Expenses not deductible for tax purposes		6,826,010	31,689	37,369
Tax credits		(94,216)	(84,755)	(124,290)
Changes in unrecognized deferred tax		3,481,880	380,738	(149,470)
Adjustments recognized related to prior period incomes		(79,248)	(263,935)	121,794
Others (differences in tax rate, etc.)		838,323	27,892	154,864
Income tax expenses		₩ 435,086	₩ (753,650)	₩ 760,779
Effective income tax rate	[1]			21.40%

[1]	The effective tax rate is not calculated as the Company incurred a loss before income taxes for the years ended December 31, 2025 and 2024.